Disclosure of detailed information about receivables (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Goods and Service sales tax	$ 189,475	$ 5,177
British Columbia mining tax credits	899,147	20,264
Interest receivable and other receivables	2,181	5,210
Trade and other current receivables	$ 1,090,803	$ 30,651